Schedule of balances with related party (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Beagledata [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		¥ 1,400	¥ 2,479
Mr. Howard [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]		2,300	618
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 507	¥ 3,700	¥ 3,097

[1]	As of December 31, 2023 and 2024, amounts due to Beagledata consisted of technology services fees payable of RMB2,120 and RMB1,400, respectively, and contract liabilities of RMB359 and nil, respectively.
[2]	Amounts due to Mr. Howard represented expensed paid on behalf of the Group.